Consolidated Statements Of Comprehensive Income (Parenthetical)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class A Ordinary Shares
Number of American depositary shares (ADSs) representing one Class A ordinary share	10	10	10